GENERAL (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Allocation of Purchase Price for Retail Portfolio in Bavaria, Germany	The total purchase price was allocated as follows:
Real estate property	$31,399
Other assets, net	74

Total purchase price	$31,473

Schedule of Disposal Groups, Including Discontinued Operations
The liabilities of the Video activity for the years ended December 31, 2019 and 2018, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	Year ended December 31,
	2019	2018
Liabilities:

Total liabilities attributed to discontinued operations	$2,061	$2,061